UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21102

                THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30



Date of reporting period:  May 31, 2004

Item 1. Reports to Shareholders.


                                [GRAPHIC OMITTED]


                                  May 31, 2004


                                                              [GRAPHIC OMITTED]

-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2004
-------------------------------------------------------------------------------

Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Strategic Mortgage Income Fund, Inc. (the "Fund"), for the semi-annual period ended May 31, 2004. The Fund is a closed-end bond fund whose shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HSM."

Description of the Fund

The Fund is a diversified closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income by investing primarily in mortgage-backed securities that offer an attractive combination of credit quality, yield and maturity. The Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets in investment-grade Mortgage-Backed Securities ("MBS") including Agency MBS, Non-Agency Residential MBS ("RMBS"), Asset-Backed Securities ("ABS"), and Commercial MBS ("CMBS"), and may invest up to 20% of its total assets in U.S. Government securities, cash or other short-term instruments.

Performance

With the Federal Reserve Board's recent decisive change in posture regarding interest rates, the market prices of most fixed income bond funds dropped. Over the past six months, despite keeping the duration of the portfolio at the shorter end of its target, the Fund's return, based on market price, was (5.25)% for the six-month period ended May 31, 2004. The Fund's negative return, based on market price, resulted from the elimination of the premium between the market price of the Fund's shares and the shares' net asset value and the subsequent opening of a discount between the shares' market price and net asset value. At the beginning of the period, the Fund's shares traded at a premium of 1.8% over net asset value and at the end of the period the Fund's shares traded at a discount of 7.3% below net asset value. Based on the NYSE closing price of $13.28 on May 31, 2004, the Fund had a yield of 9.76%.

As of May 31, 2004, the Fund, inclusive of the effect of leverage, was managed with an average duration (duration measures a bond portfolio's price sensitivity to interest rate changes) of 3.9 years, as measured on a net asset basis.

Market Environment

The economy is clearly performing well, such that the market's consensus view has changed and most economists believe that the Federal Reserve Board will raise interest rates several times in 2004 in 25 or 50 bps increments. The catalyst for this change in monetary policy has been the strong rebound in the employment reports, which shows the pace of job growth increasing over the last several months.

Interestingly, while the fixed income market is anticipating a 2.0% increase in the federal funds rate within about a year, those same "forward" indicators view the yield on the 10-year Treasury as being only about 50 bps higher in the same time frame. So the consensus in the market is that rates will be higher in the future, and that interest rates will rise more on shorter maturity assets than longer maturity assets. We are in agreement with both of these outlooks.

But while the outlook is for higher interest rates, there are some headwinds that could slow and maybe even arrest the trend. Higher oil prices, a slowing Chinese economy, and the potential for domestic terrorism could act to dampen the pace of economic growth. Currently, we do not believe that these threats are significant enough to deter rising interest rates.

-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2004
-------------------------------------------------------------------------------

Portfolio Strategy

The yield spreads for mortgage-related issues narrowed during the period, particularly in the ABS sector. With the recent increase in interest rates, we look for this trend to continue as the supply of ABS and MBS diminishes.

The Fund's allocation changed modestly over the period. On balance, the paydowns were reinvested into RMBS and mortgage-related ABS, in such a way as to maintain those exposures from an asset allocation point of view. The CMBS portfolio declined slightly, mostly due to their market value changes as interest rates increased. On a relative-value basis, CMBS yield spreads relative to other securities in the market appear overvalued; therefore we are cautious in adding to this sector.

The Fund continues to be managed very conservatively from a credit risk point of view. The AAA-rated exposure increased from 51% to 54% of total assets, versus a longer-term target of 40% of total assets. With the credit environment improving along with the strengthening economy, we expect to increase the allocation to lower rated issues over the next few months.

We remain fully leveraged to take advantage of the steepness in the yield curve, with much of the leverage being offset by floating rate assets. The Fund's duration has been running between 3.5 to 4.0 years, and we expect to maintain this duration range until longer-term interest rates appear attractive.

Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek out investment opportunities in the market and act on them in a timely fashion in an effort to achieve the Fund's objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.

We appreciate the opportunity to serve your investment needs.

Sincerely,


/s/ Clifford E. Lai


CLIFFORD E. LAI
President,
The Hyperion Strategic Mortgage Income Fund, Inc.
President and Chief Executive Officer,
Hyperion Capital Management, Inc.



/s/ John H. Dolan



JOHN H. DOLAN
Vice President,
The Hyperion Strategic Mortgage Income Fund, Inc.
Chief Investment Officer,
Hyperion Capital Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments -- (Unaudited)
May 31, 2004                                                                                       Principal
                                                                           Interest                 Amount           Value
                                                                             Rate     Maturity      (000s)         (Note 2)
-----------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 59.1%
U.S. Government Agency Pass -Through Certificates -- 59.1%
  Federal Home Loan Mortgage Corporation
    Pool C68878.......................................................       7.00%    06/01/32 $      721#  $        759,302
    Pool C69047.......................................................       7.00     06/01/32      1,630          1,712,552
    Pool G01466.......................................................       9.50     12/01/22      2,274@         2,549,668
    Pool 555538.......................................................      10.00     03/01/21      1,998@         2,218,151
                                                                                                            ----------------
                                                                                                                   7,239,673
  Federal National Mortgage Association
    Pool 694391.......................................................       5.50     03/01/33      5,226@         5,184,591
    Pool 753914.......................................................       5.50     12/01/33     20,331@        20,171,077
    Pool 761836.......................................................       6.00     06/01/33      8,261@         8,404,890
    Pool 754355.......................................................       6.00     12/01/33     10,344@        10,521,545
    Pool 763643.......................................................       6.00     01/01/34      9,751@         9,918,738
    Pool 323982.......................................................       6.50     10/01/06        883            907,849
    Pool 641575.......................................................       7.00     04/01/32        781            823,117
    Pool 645399.......................................................       7.00     05/01/32      3,918@         4,119,453
    Pool 645466.......................................................       7.00     05/01/32      3,939@         4,141,701
    Pool 626299.......................................................       7.00     06/01/32      1,160          1,220,076
    Pool 635095.......................................................       7.00     06/01/32      1,587          1,668,429
    Pool 650131.......................................................       7.00     07/01/32      2,190          2,307,816
    Pool 636449.......................................................       8.50     04/01/32      6,455@         6,961,004
    Pool 458132.......................................................       9.71     03/15/31      2,000          2,262,188
                                                                                                            ----------------
                                                                                                                  78,612,474
                                                                                                            ----------------
Total U.S. Government Agency Pass -Through Certificates
         (Cost-- $86,446,356).........................................                                            85,852,147
                                                                                                            ----------------
Total U.S. Government & Agency Obligations
         (Cost-- $86,446,356).........................................                                            85,852,147
                                                                                                            ----------------

ASSET-BACKED SECURITIES -- 22.3%
Housing Related Asset-Backed Securities -- 22.3%
  Argent Securities, Inc.
    Series 2004-W3, Class M5*(a)......................................       3.40+    02/25/34      1,200            880,313
  Asset Backed Funding Corp.
    Series 2003-OPT1, Class M4(a).....................................       3.90+    07/25/32      3,000          3,083,793
  Equity One ABS, Inc.
    Series 2003-4, Class B2...........................................       5.85+    11/25/33      1,000          1,013,463
  First Franklin Mortgage Loan Asset Backed Certificates
    Series 2004-FFH2C, Class B1*(a)...................................       0.00+    06/25/34      1,250          1,044,727
    Series 2004-FF4, Class M2(a)......................................       2.35+    06/25/34      2,000          2,000,000
    Series 2003-FF4, Class M4(a)......................................       4.00+    10/25/33      3,000          3,097,947
    Series 2003-FF1, Class M4(a)......................................       4.10+    03/25/33      2,000          2,042,976
    Series 2003-FFH1, Class M4(a).....................................       4.60+    09/25/33      4,740          4,946,564
    Series 2004-FFH1, Class B*(a).....................................       4.60+    03/25/34      1,550          1,324,976
    Series 2004-FF2, Class B*(a)......................................       4.60+    03/25/34        900            786,112
                                                                                                            ----------------
                                                                                                                  15,243,302
  Green Tree Financial Corp.                                                                                ----------------
    Series 1997-6, Class B1...........................................       7.17     01/15/29      5,000          1,000,000
  Long Beach Mortgage Loan Trust
    Series 2002-5, Class M3(a)........................................       4.35+    11/25/32      2,500          2,549,345
    Series 2004-1, Class M9(a)........................................       4.60+    02/25/34      4,500          4,596,192
                                                                                                            ----------------
                                                                                                                   7,145,537
                                                                                                            ----------------
---------
See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments -- (Unaudited)
May 31, 2004                                                                                     Principal
                                                                           Interest               Amount           Value
                                                                             Rate     Maturity    (000s)         (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (continued)
  Structured Asset Investment Loan Trust
    Series 2003-BC8, Class M2(a)........................................     2.85+%   08/25/33 $    3,000   $      3,048,198
    Series 2004-2, Class B*(a)..........................................     4.10+    03/25/34      1,074            923,713
                                                                                                            ----------------
                                                                                                                   3,971,911
Total Housing Related Asset-Backed Securities                                                               ----------------
         (Cost-- $32,041,251)...........................................                                          32,338,319
                                                                                                            ----------------
Total Asset-Backed Securities
         (Cost-- $32,041,251)...........................................                                          32,338,319
                                                                                                            ----------------

-----------------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE BACKED SECURITIES -- 26.7%
  Bear Stearns Commercial Mortgage Securities
    Series 1999-C1, Class G*.............................................    5.64     02/14/31      2,390          1,555,664
    Series 1999-C1, Class D..............................................    6.53     02/14/31      2,500          2,654,350
    Series 2000-WF1, Class E.............................................    8.14+    02/15/32      2,000          2,257,560
                                                                                                            ----------------
                                                                                                                   6,467,574
  GE Capital Commercial Mortgage Corp.                                                                      ----------------
    Series 2002-2A, Class G*.............................................    6.04     08/11/36      3,000          3,086,262
    Series 2000-1, Class G*..............................................    6.13     01/15/33      1,000            714,800
    Series 2002-2A, Class H*.............................................    6.31     08/11/36      2,000          2,042,780
    Series 2000-1, Class E...............................................    7.44+    01/15/33      1,000          1,060,260
                                                                                                            ----------------
                                                                                                                   6,904,102
  Government Lease Trust                                                                                    ----------------
    Series 1999-C1A, Class B3*...........................................    4.00     05/18/11      2,500          2,225,565
  JP Morgan Chase Commercial Mortgage Securities
    Series 2003-LN1, Class G*............................................    5.65+    10/15/37      1,600          1,559,045
  JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C7, Class F*.............................................    6.00     10/15/35      2,000          1,867,830
  Morgan Stanley Capital I
    Series 1999-WF1, Class E.............................................    7.19+    11/15/31      5,500          6,076,625
    Series 1999-FNV1, Class E............................................    7.71+    03/15/31      2,000          2,199,200
                                                                                                            ----------------
                                                                                                                   8,275,825
  Morgan Stanley Dean Witter Capital I                                                                      ----------------
    Series 2001-TOP1, Class A4...........................................    6.66     02/15/33      4,500          4,943,147
  Nationslink Funding Corp.
    Series 1998-2, Class E...............................................    7.11     08/20/30      4,000          4,354,588
  UBS 400 Atlantic Street Mortgage Trust
    Series 2002-C1A, Class B3*...........................................    7.19     01/11/22      2,000          2,164,620
                                                                                                            ----------------
Total Commercial Mortgage Backed Securities
         (Cost-- $38,769,806)............................................                                         38,762,296
                                                                                                            ----------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES-- 42.8%
Subordinated Collateralized Mortgage Obligations-- 42.8%
  ABN AMRO Mortgage Corp.
    Series 2002-7, Class B2..............................................    6.20+    09/25/32      1,058          1,072,050
  Banc of America Alternative Loan Trust
    Series 2004-3, Class 30B4............................................    5.50     04/25/34      1,015            783,819
    Series 2004-3, Class 30B5............................................    5.50     04/25/34        711            385,947
                                                                                                            ----------------
                                                                                                                   1,169,766
                                                                                                            ----------------
---------
See notes to financial statements.



-----------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments -- (Unaudited)
May 31, 2004                                                                                    Principal
                                                                           Interest               Amount           Value
                                                                             Rate     Maturity    (000s)         (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
  Banc of America Mortgage Securities, Inc
    Series 2004-A, Class B4............................................      3.96+%   02/25/34 $    2,071   $      1,723,126
    Series 2002-H, Class B4............................................      4.70+    08/25/32        320            307,530
    Series 2002-H, Class B5............................................      4.70+    08/25/32        214            192,243
    Series 2002-H, Class B6............................................      4.70+    08/25/32        535            406,392
    Series 2002-I, Class B4............................................      4.74+    08/25/32        538            532,284
    Series 2002-10, Class 1B3..........................................      6.00     11/25/32      1,473          1,494,984
    Series 2002-8, Class 1B1...........................................      6.25     08/25/32      7,284          7,328,852
    Series 2002-8, Class 1B4*..........................................      6.25     08/25/32      1,079          1,072,316
    Series 2002-8, Class 1B5*..........................................      6.25     08/25/32        809            660,529
    Series 2002-8, Class 1B6*..........................................      6.25     08/25/32        810            485,844
    Series 2002-9, Class 1B3...........................................      6.25     10/25/32      1,766          1,785,325
    Series 2002-9, Class 1B4...........................................      6.25     10/25/32      1,178          1,145,741
                                                                                                            ----------------
                                                                                                                  17,135,166
  Banc of America Mortgage Securities, Inc.                                                                 ----------------
    Series 2003-10, Class 1B4..........................................      5.50     01/25/34        569            469,507
  Cendant Mortgage Corp.
    Series 2002-4, Class B1............................................      6.50     07/25/32      2,642          2,697,501
    Series 2002-4, Class B2............................................      6.50     07/25/32      1,057          1,050,242
    Series 2002-4, Class B3............................................      6.50     07/25/32        616            608,770
    Series 2002-4, Class B4............................................      6.50     07/25/32        352            332,495
    Series 2002-4, Class B5............................................      6.50     07/25/32        264            214,532
    Series 2002-4, Class B6*...........................................      6.50     07/25/32        352            211,371
                                                                                                            ----------------
                                                                                                                   5,114,911
  Citicorp Mortgage Securities, Inc.                                                                        ----------------
    Series 2002-8, Class B1............................................      6.07+    07/25/32      3,563          3,560,052
    Series 2002-8, Class B2............................................      6.07+    07/25/32      1,550          1,548,964
    Series 2002-8, Class B3............................................      6.07+    07/25/32        774            773,503
                                                                                                            ----------------
                                                                                                                   5,882,519
  G3 Mortgage Reinsurance Ltd.                                                                              ----------------
    Series 1, Class E*.................................................     21.10+    05/25/08      4,275          4,595,651
  Master Asset Securitization Trus
    Series 2002-3, Class B6............................................      6.25+    07/25/32        757            605,744
  Residential Finance Limited Partnership
    Series 2002-A, Class B5*...........................................      3.45+    10/10/34      1,963          1,991,676
    Series 2002-A, Class B7............................................      6.80+    10/10/34      1,976          2,015,655
                                                                                                            ----------------
                                                                                                                   4,007,331
  Residential Funding Mortgage Securities I, Inc.                                                           ----------------
    Series 2004-S1, Class B2...........................................      5.25     02/25/34        460            268,264
    Series 2003-S7, Class B3...........................................      5.50     05/25/33        326            202,562
    Series 2003-S7, Class B2...........................................      5.50     05/25/33        539            163,023
    Series 2002-S10, Class B1*.........................................      6.50     07/25/32        705            686,434
    Series 2002-S10, Class B2*.........................................      6.50     07/25/32        528            421,919
    Series 2002-S10, Class B3*.........................................      6.50     07/25/32        529            264,275
                                                                                                            ----------------
                                                                                                                   2,006,477
  Resix Finance Limited Credit-Linked Note                                                                  ----------------
    Series 2004-B, Class B8*...........................................      5.85+    02/10/36        816            816,000
    Series 2004-B, Class B9*...........................................      9.35+    02/10/36      1,250          1,250,000
    Series 2004-A, Class B10*..........................................     12.60+    02/10/36        499            510,930
                                                                                                            ----------------
                                                                                                                   2,576,930
                                                                                                            ----------------
---------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Portfolio of Investments -- (Unaudited)
May 31, 2004                                                                                    Principal
                                                                           Interest               Amount           Value
                                                                             Rate     Maturity    (000s)         (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc.
    Series 2002-AR1, Class B4...........................................     4.29+%...03/25/32 $    1,097   $        998,593
  Washington Mutual Mortgage Securities Corp.
    Series 2002-AR12, Class B4..........................................     4.72+    10/25/32      1,397          1,333,308
    Series 2002-AR12, Class B5..........................................     4.72+    10/25/32      1,048            952,650
    Series 2002-AR12, Class B6..........................................     4.72+    10/25/32      1,748          1,188,589
    Series 2002-AR10, Class B4*.........................................     5.01+    10/25/32      1,662          1,598,409
    Series 2002-AR10, Class B5*.........................................     5.01+    10/25/32      1,246          1,142,103
    Series 2002-AR10, Class B6*.........................................     5.01+    10/25/32      2,080          1,414,415
    Series 2002-AR11, Class B5..........................................     5.16+    10/25/32        954            869,316
    Series 2002-AR11, Class B6..........................................     5.16+    10/25/32      1,590          1,049,950
                                                                                                            ----------------
                                                                                                                   9,548,740
                                                                                                            ----------------
  Wells Fargo Mortgage Backed Securities Trust
    Series 2002, Class B5...............................................     6.00     06/25/32        367            313,521
    Series 2002-15, Class B1............................................     6.50     08/25/32      5,112          5,127,887
    Series 2002-15, Class B4............................................     6.50     08/25/32        590            588,684
    Series 2002-15, Class B5............................................     6.50     08/25/32        786            783,603
    Series 2002-15, Class B6............................................     6.50     08/25/32        590            245,209
                                                                                                            ----------------
                                                                                                                   7,058,904
                                                                                                            ----------------
Total Subordinated Collateralized Mortgage Obligations
         (Cost-- $59,228,734)...........................................                                          62,242,289
                                                                                                            ----------------
Total Non-Agency Residential Mortgage Backed Securities
         (Cost-- $59,228,734)...........................................                                          62,242,289
                                                                                                            ----------------

-----------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS -- 0.7%
Short Term Investments -- 0.7%
  Federal National Mortgage Association Discount Notes(b)
    (Cost-- $1,000,000)................................................      0.84     06/01/04      1,000          1,000,000
                                                                                                            ----------------
Total Investments -- 151.6%
         (Cost-- $217,486,147).........................................                                          220,195,051
Liabilities in Excess of Other Assets-- (51.6)%........................                                         (74,954,760)
                                                                                                             ----------------
NET ASSETS-- 100.0%....................................................                                          145,240,291
                                                                                                              ==============
SECURITIES SOLD SHORT
U.S. Government Agency Pass -Through Certificates
  Federal National Mortgage Association TBA
    (Proceeds-- $4,967,641)............................................      6.00          TBA      4,900   $      4,978,106
                                                                                                            ----------------

@       -- Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
+       -- Variable Rate Security: Interest rate is the rate in effect May 31, 2004.
*       -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#       -- Portion or entire principal amount is held as collateral for open futures contracts (Note 7).
(a)     -- Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.
(b)     -- Zero Coupon Note-- Interest rate represents current yield to maturity.
TBA     -- Settlement is on a delayed delivery or when-issued basis with a final maturity to be announced (TBA) in the future.


----------
See notes to financial statements.


------------------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Assets and Liabilities -- (Unaudited)
May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------


Assets:
  Investments in securities, at market (cost $217,486,147) (Note 2).............................   $    220,195,051
  Cash..........................................................................................            804,986
  Receivable for investments sold...............................................................          4,978,257
  Interest receivable...........................................................................          1,087,676
  Principal paydowns receivable.................................................................            275,922
  Unrealized appreciation on swap contracts (Note 7)............................................             42,138
  Receivable for variation margin...............................................................              5,250
  Prepaid expenses and other assets.............................................................             90,063
                                                                                                   ----------------
      Total assets..............................................................................        227,479,343
                                                                                                   ----------------
Liabilities:
  Reverse repurchase agreements (Note 5)........................................................         66,101,000
  Interest payable for reverse repurchase agreements (Note 5)...................................             24,733
  Payable for investments purchased.............................................................         10,921,071
  Securities sold short, at value (proceeds $4,967,641) (Note 2)................................          4,978,106
  Interest payable for securities sold short....................................................             10,617
  Investment advisory fee payable (Note 3)......................................................             78,945
  Administration fee payable (Note 3)...........................................................             24,290
  Directors' fees payable.......................................................................             11,300
  Accrued expenses and other liabilities........................................................             88,990
                                                                                                   ----------------
      Total liabilities.........................................................................         82,239,052
                                                                                                   ----------------
Net Assets (equivalent to $14.32 per share based on 10,142,600 shares issued and outstanding)...   $    145,240,291
                                                                                                   ================

Composition of Net Assets:
  Capital stock, at par value ($.01) (Note 6)...................................................   $        101,426
  Additional paid-in capital (Note 6)...........................................................        144,128,441
  Accumulated undistributed net investment income...............................................            799,405
  Accumulated net realized loss.................................................................         (2,596,938)
  Net unrealized appreciation...................................................................          2,807,957
                                                                                                   ----------------
  Net assets applicable to capital stock outstanding............................................   $    145,240,291
                                                                                                   ================



----------
See notes to financial statements.


------------------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Operations -- (Unaudited)
For the Six Months Ended May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

Investment Income (Note 2):
  Interest........................................................................................   $   7,050,178
                                                                                                     -------------

Expenses:
  Investment advisory fee (Note 3)................................................................         480,214
  Administration fee (Note 3).....................................................................         147,758
  Insurance.......................................................................................          78,025
  Auditing and tax services.......................................................................          46,508
  Reports to shareholders.........................................................................          45,263
  Custodian.......................................................................................          38,292
  Directors' fees.................................................................................          29,738
  Legal...........................................................................................          21,733
  Registration fees...............................................................................          17,482
  Transfer agency.................................................................................          15,147
  Miscellaneous...................................................................................          11,999
                                                                                                     -------------
      Total operating expenses....................................................................         932,159
         Interest expense on reverse repurchase agreements (Note 5)...............................         317,736
                                                                                                     -------------
      Total expenses..............................................................................       1,249,895
                                                                                                     -------------
  Net investment income...........................................................................       5,800,283
                                                                                                     -------------

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):
Net realized gain (loss) on:
  Investment transactions.........................................................................         712,013
  Short sales.....................................................................................           5,219
  Futures transactions............................................................................         189,185
  Swap contracts (loss)...........................................................................        (471,777)
                                                                                                     -------------
Net realized gain on investment transactions, short sales, futures transactions and swap contracts 434,640 Net change in unrealized appreciation/depreciation on:
  Investments.....................................................................................        (910,489)
  Short sales.....................................................................................         (10,465)
  Futures.........................................................................................         145,549
  Swap contracts..................................................................................         152,630
                                                                                                     -------------
Net change in unrealized appreciation/depreciation on investments, short sales, futures and swap
..contracts........................................................................................        (622,775)
                                                                                                     -------------
Net realized and unrealized loss on investments, short sales, futures and swap contracts..........        (188,135)
                                                                                                     -------------
Net increase in net assets resulting from operations..............................................   $   5,612,148
                                                                                                     =============










----------
See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statements of Changes in Net Assets
                                                                               For the Six Months
                                                                                      Ended           For the Year
                                                                                  May 31, 2004            Ended
                                                                                   (Unaudited)     November 30, 2003*
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting from
  Operations:
  Net investment income.......................................................   $     5,800,283    $    12,393,550
  Net realized gain(loss) on investment transactions, short sales, futures....           434,640             93,417
  Net change in unrealized appreciation/depreciation on investments, short....          (622,775)         3,869,837
                                                                                 ---------------    ---------------
  Net increase in net assets resulting from operations........................         5,612,148         16,356,804
                                                                                 ---------------    ---------------

Dividends to Shareholders (Note 2):
  Net investment income.......................................................       (6,571,961)       (13,140,962)
                                                                                 ---------------    ---------------

Capital Stock Transactions (Note 6):
  Net asset value of shares issued through dividend reinvestment (1,380 and....           20,259             42,722
                                                                                 ---------------    ---------------

  Net increase from capital stock transactions................................            20,259             42,722
                                                                                 ---------------    ---------------
      Total increase (decrease) in net assets.................................          (939,554)         3,258,564

Net Assets:
  Beginning of period.........................................................       146,179,845        142,921,281
                                                                                 ---------------    ---------------
  End of period (including undistributed net investment income of $799,405       $   145,240,291    $   146,179,845
                                                                                 ===============    ===============


----------

*   Certain amounts have been reclassified to conform to current year presentation. See Note 2-- Swap Agreements.














----------
See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Cash Flows -- (Unaudited)
For the Six Months Ended May 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
  Interest received (including net accretion of $158,119)................................     $           6,263,671
  Interest expense paid..................................................................                  (295,076)
  Operating expenses paid................................................................                (1,041,492)
  Sales of short-term portfolio investments, net.........................................                   300,000
  Purchases of long-term portfolio investments...........................................              (132,713,396)
  Proceeds from disposition of long-term portfolio investments and principal paydowns....                76,825,831
  Proceeds from securities sold short....................................................                 4,983,476
  Net cash provided by futures transactions..............................................                   274,484
                                                                                              ---------------------
      Net cash used for operating activities.............................................               (45,402,502)
                                                                                              ---------------------
Cash flows provided by (used for) financing activities:
  Net cash provided by reverse repurchase agreements.....................................                52,613,000
  Cash dividends paid....................................................................                (6,551,702)
                                                                                              ---------------------
      Net cash provided by financing activities..........................................                46,061,298
                                                                                              ---------------------
Net increase in cash.....................................................................                   658,796
Cash at beginning of period..............................................................                   146,190
                                                                                              ---------------------
Cash at end of period....................................................................     $             804,986
                                                                                              =====================
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash
  Provided by Operating Activities:

Net increase in net assets resulting from operations.....................................     $           5,612,148
                                                                                              ---------------------
  Increase in investments, at cost.......................................................                (9,458,777)
  Net realized gain on investments.......................................................                   712,013
  Net accretion on investments...........................................................                  (158,119)
  Decrease in net unrealized appreciation/depreciation on investments and swaps..........                   768,324
  Increase in interest receivable........................................................                  (175,711)
  Increase in variation margin receivable................................................                   (60,250)
  Increase in other assets...............................................................                (5,117,183)
  Decrease in payables and other liabilities.............................................               (37,524,947)
                                                                                              ---------------------
      Total adjustments..................................................................               (51,014,650)
                                                                                              ---------------------
Net cash used for operating activities...................................................     $         (45,402,502)
                                                                                              =====================

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $20,259.







----------
See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Financial Highlights
                                                                       For the
                                                                     Six Months      For the Year    For the Period
                                                                        Ended            Ended           Ended
                                                                    May 31, 2004*    November 30,     November 30,
                                                                     (Unaudited)         2003*           2002*@
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period......................       $        14.41     $       14.10  $        14.25**
                                                                 --------------     -------------  --------------
Net investment income.....................................                 0.57              1.22            0.37
Net realized and unrealized gain (loss) on investments,
  short sales, futures transactions and swap contracts....                (0.01)             0.39           (0.17)
                                                                 --------------     -------------  --------------
Net increase in net asset value resulting from operations.                 0.56              1.61            0.20
                                                                 --------------     -------------  --------------
Dividends from net investment income......................                (0.65)            (1.30)          (0.32)
Offering costs charged to additional paid-in-capital......                  --                --            (0.03)
                                                                 -------------      ------------   --------------
Net asset value, end of period............................       $        14.32     $       14.41  $        14.10
                                                                 ==============     =============  ==============
Market price, end of period...............................       $      13.2800     $     14.6700  $      13.6800
                                                                 ==============     =============  ==============
Total Investment Return+..................................             (5.25)%(1)         17.55%         (6.66)%(1)
Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000's).........................       $     145,240      $     146,180  $     142,921
Operating expenses........................................              1.26%(2)           1.28%          1.23%(2)
Interest expense..........................................              0.43%(2)           0.51%          0.99%(2)
  Total expenses..........................................              1.69%(2)           1.79%          2.22%(2)
Net expenses..............................................              1.69%(2)           1.79%          2.19%(2)
Net investment income.....................................              7.85%(2)           8.54%          7.48%(2)
Portfolio turnover rate...................................                38%(1)             78%            70%(1)
----------

+         Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. For the period ended
          November 30, 2002, total investment return is based on a beginning period price of $15.00 (initial offering price).
          Total investment return for subsequent periods is computed based upon the New York Stock Exchange market price of the Fund's shares. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions and is not annualized.
(1)       Not Annualized
(2)       Annualized
@         Commenced operations on July 26, 2002
*         As a result of recent  changes  in  generally  accepted  accounting  principles,  the Fund has  reclassified periodic  payments made under  interest rate swap  agreements,  previously  included  within net  investment income,  to components of realized and unrealized gain (loss) in the statement of operations.  The effect of this  reclassification  was to reduce the  interest  expense and total  expense  ratios and increase the net investment  income  ratio by 0.08% and increase  net  investment  income per share by $0.01 and decrease net realized and unrealized gains (losses) on investments,  short sales, futures transactions and swap contracts per share by $0.01 for the six months ended May 31, 2004. For consistency,  similar  reclassifications  have been made to prior year amounts,  resulting in a reduction to the interest  expense and total expense ratios and an increase to the net  investment  income ratio of 0.36% and an increase to net  investment  income per share and a decrease to net realized and unrealized  gains  (losses) on  investments,  short sales,  futures transactions  and swap contracts per share by $0.05 for the fiscal year ended November 30, 2003, a reduction to the interest expense,  total and net expense ratios and an increase to the net investment income ratio of
          0.10% and an  increase  to net  investment  income per share of $0.01 and a  decrease  to net  realized  and unrealized gains (losses) on investments,  short sales, futures transactions and swap contracts per share by
          $0.01 for the period ended November 30, 2002.
**        Initial public offering of $15.00 per share less underwriting discount of $0.75 per share.

----------
See notes to financial statements.


-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements -- (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------

1.  The Fund

The Hyperion Strategic Mortgage Income Fund, Inc. (the "Fund"), which was incorporated under the laws of the State of Maryland on May 17, 2002, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on July 26, 2002. Prior to July 26, 2002, the Fund had no operations other than the sale of 7,018 shares for $100,000 to Hyperion Capital Management, Inc. (the "Advisor").

The Fund's investment objective is to provide a high level of current income by investing primarily in mortgage-backed securities. No assurance can be given that the Fund's investment objective will be achieved.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 22% of the investments in securities held by the Fund at May 31, 2004) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements -- (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of May 31, 2004.

-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements -- (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------

As a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statement of Changes in Net Assets and the per share amounts in prior year financial highlights. Prior year expense and net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income by $112,592, increased net realized loss on swap contracts by $53,965 and reduced net change in unrealized gain on swap contracts by $58,627 for the six months ended May 31, 2004, and increased net investment income by $522,260, increased net realized loss on swap contracts by $154,861 and increased change in net unrealized loss on swap contracts by $367,399 for the year ended November 30, 2003. Such reclassifications had no effect on the Fund's net asset value, either in total or per share, or its total increase in net assets from operations during any period.

When-Issued Purchases and Forward Commitments: The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Securities  Transactions  and Investment  Income:  Securities  transactions  are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements -- (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.  Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund's average weekly net assets. During the six months ended May 31, 2004, the Advisor earned $480,214 in investment advisory fees.

The Advisor had entered into a Sub-Advisory Agreement with Lend Lease Hyperion Capital Advisors, LLC ("Lend Lease Hyperion"). Lend Lease Hyperion was owned equally by Lend Lease Real Estate Investments, Inc. ("LLREI") and the Advisor and was formed for the purpose of managing portfolios of commercial mortgage-backed securities ("CMBS"). On August 12, 2003, GMAC Commercial Mortgage Corporation purchased the assets of LLREI. As a result, the Sub-Advisory Agreement terminated automatically by its terms due to a change of control of Lend Lease Hyperion. In addition, Lend Lease Hyperion changed its name to Hyperion/GMAC Capital Advisors, LLC ("Hyperion/GMAC"). At a special meeting held on April 15, 2003, the Board of Directors, in anticipation of Lend Lease Hyperion's change of control and the resulting automatic termination of the Sub-Advisory Agreement, approved (1) an Interim Sub-Advisory Agreement (the "Interim Agreement") with Hyperion/GMAC effective when the Lend Lease Hyperion change of control was completed, and (2) a new Sub-Advisory Agreement (the "New Sub-Advisory Agreement") with Hyperion/GMAC. The Interim Agreement terminated on December 9, 2003, the date on which the Fund's stockholders approved the New Sub-Advisory Agreement. Under the terms of the New Sub-Advisory Agreement, Hyperion/GMAC is to assist in managing the Fund's investments in CMBS and to provide such investment research and advice regarding CMBS as may be necessary for the operation of the Fund. The same fee paid under the Sub-Advisory Agreement was paid by the Advisor, out of its advisory fee, to Hyperion/ GMAC under the Interim Agreement and will continue to be paid by the Advisor under the new Sub-Advisory Agreement. The monthly fee is equally to a percentage of the portion of the Fund's average weekly net assets that are invested in CMBS. The fee is determined by the credit rating of the CMBS at the time of purchase, and ranges from 1.00% for unrated CMBS to 0.13% for AAA/Aaa rated CMBS.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Bank and Trust Company (the "Sub-Administrator"). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. During the six months ended May 31, 2004 the

-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements -- (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------

Administrator earned $147,758 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and /or Administrator.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended May 31, 2004, were $24,541,960 and $14,255,628, respectively. Purchases and sales of U.S. Government securities, for the six months ended May 31, 2004, were $70,649,813 and $68,564,817, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

5.  Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 2004 the Fund had the following reverse repurchase agreements outstanding:

                                                                                                        Maturity
     Face Value                                   Description                                            Amount
  ----------------   -------------------------------------------------------------------             ------------
  $    2,302,000     Merrill Lynch, 1.11%, dated 05/13/04, maturity date06/23/04................   $    2,304,910
       1,678,000     Merrill Lynch, 1.11%, dated 05/13/04, maturity date 06/23/04...............        1,680,121
       9,532,000     Merrill Lynch 1.11%, dated 05/13/04, maturity date 06/23/04................        9,544,050
       3,096,000     Lehman Brothers 1.12%, dated 05/27/04, maturity date 06/08/04..............        3,097,156
       1,816,000     Lehman Brothers 1.12%, dated 05/27/04, maturity date 06/08/04..............        1,816,678
       4,954,000     Lehman Brothers 1.10%, dated 05/28/04, maturity date 06/15/04..............        4,956,725
       2,700,000     Morgan Stanley 1.08%, dated 05/21/04, maturity date 06/23/04...............        2,702,673
      19,600,000     Morgan Stanley 1.12%, dated 05/27/04, maturity date 06/02/04...............       19,603,659
       2,127,000     Morgan Stanley 1.09%, dated 05/27/04, maturity date 06/08/04...............        2,127,773
       8,124,000     Goldman Sachs 1.10%, dated 05/12/04, maturity date 06/23/04................        8,134,426
      10,172,000     Goldman Sachs 1.10%, dated 05/12/04, maturity date 06/23/04................       10,185,054
  --------------                                                                                   --------------
  $   66,101,000
  ==============
                        Maturity Amount, Including Interest Payable.............................  $   66,153,225
                                                                                                   --------------
                        Market Value of Assets Sold Under Agreements............................  $   68,370,744
                                                                                                   --------------
                        Weighted Average Interest Rate..........................................            1.11%
                                                                                                   --------------



-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements -- (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------

The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 2004, was approximately $57,502,781 at a weighted average interest rate of 1.09%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $75,036,958 as of February 11, 2004, which was 33.62% of total assets.

6.  Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 10,142,600 shares outstanding at May 31, 2004, the Advisor owned 7,018 shares.

In connection with the initial public offering of the Fund's Shares, the Advisor made an undertaking to pay any offering costs in excess of $0.03 per common share. The Advisor has advised the Fund that such excess amounted to $482,964.

7.  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2004.

As of May 31, 2004, the following swap agreements were outstanding:


                    Expiration                                                                        Net Unrealized
  Notional Amount      Date                                     Description                            Appreciation
  ---------------    --------- ------------------------------------------------------------------    ---------------
  $   10,000,000      01/23/06 Agreement with Goldman Sachs Capital Markets, LP, dated 01/21/04 to      $   42,138
                               pay semi-annually the notional amount multiplied by 2.005% and to receive quarterly the notional amount multiplied by 3 month USD-
                               LIBOR-BBA.


                                                                                                        -------------
                                                                                                        $   42,138
                                                                                                       ==============

As of May 31, 2004, the following futures contract was outstanding:

Short:
                                                                                                      Net Unrealized
  Notional                                                             Cost at         Value at        Appreciation/
   Amount                 Type                  Expiration Date      Trade Date      May 31, 2004     (Depreciation)
------------     ----------------------        ------------------   ------------------------------------------------

$ 1,600,000      5 Yr. U.S. Treasury Note      June 2004            $ 1,820,380      $ 1,753,000         $ 67,380

8.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.






-------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Notes to Financial Statements -- (Unaudited)
May 31, 2004
-------------------------------------------------------------------------------

During the year ended November 30, 2003 the tax character of the $13,140,962 of distributions paid was from ordinary income.

At May 31, 2004 the components of net assets (excluding paid-in-capital) on a tax basis were as follows:


        Undistributed Tax ordinary income..................................        $      741,058
                                                                                      --------------
          Accumulated capital loss.........................................        $   (2,529,558)
                                                                                      ==============
        Book basis unrealized appreciation/(depreciation)..................        $    2,807,957
        Plus: Cumulative timing differences................................        $       (9,033)
                                                                                      --------------
          Unrealized appreciation/(depreciation)...........................        $    2,798,924
                                                                                      ==============



The difference between book basis and tax basis undistributed income is due to the differing treatment of investments in swap contracts. The difference between book basis and tax basis unrealized appreciation/(depreciation) is due to the differing treatment of investments in swap contracts and the market-to-market of futures. The difference between book basis and tax basis accumulated gain/(loss) is due to the market-to-market of futures.

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at May 31, 2004 was $217,486,147. Net unrealized appreciation was $2,708,904 (gross unrealized appreciation -- $4,672,611; gross unrealized depreciation -- $1,963,707). During the six months ended May 31, 2004, the Fund utilized available capital loss carryforwards amounting to $168,218. At May 31, 2004, the Fund had a capital loss carryforward of $2,529,558, which $746,090 expires in 2010 and $1,783,468 expires in 2011, available to offset any future gains, to the extent provided by regulations.

Capital Account Reclassification: For the six months ended May 31, 2004, the Fund's undistributed net investment income was increased by $411,971 with an offsetting decrease in accumulated net realized loss. These adjustments were primarily the result of current year paydown reclassifications and the reclassifications of payments related to swaps.

9.  Subsequent Events

Dividend: The Fund's Board of Directors declared the following regular monthly dividends:

                     Dividend       Record     Payable
                     Per Share       Date       Date
                    ----------     --------    ---------
                  $  0.1080        06/15/04    06/24/04

-------------------------------------------------------------------------------

                            PROXY RESULTS (Unaudited)

-------------------------------------------------------------------------------


During the six months ended May 31, 2004, The Hyperion Strategic Mortgage Income Fund, Inc. shareholders voted on the following proposals at shareholders' meetings on December 9, 2003 and April 13, 2004. The description of each proposal and number of shares voted are as follows:

December 9, 2003 Meeting:
---------------------------------------------------------------------------------------------------------------------
                                                                             Shares Voted Shares Voted  Shares Voted
                                                                                  For        Against       Abstain
---------------------------------------------------------------------------------------------------------------------
 1.     Approval of New Investment Sub-Advisory Agreement:                     9,528,731     108,960       115,752

April 13, 2004 Meeting:
---------------------------------------------------------------------------------------------------------------------
                                                                             Shares Voted Shares Voted  Shares Voted
                                                                                  For        Against       Abstain
---------------------------------------------------------------------------------------------------------------------
 1.     To elect to the Fund's Board of Directors                              9,979,003        0           48,982
        Rodman L. Drake:

---------------------------------------------------------------------------------------------------------------------
                                                                             Shares Voted Shares Voted  Shares Voted
                                                                                  For        Against       Abstain
----------------------------------------------------------------------------------------------------------------------
 2.     To elect to the Fund's Board of Directors                              9,979,003        0           48,982
        Harry E. Petersen:

---------------------------------------------------------------------------------------------------------------------
                                                                             Shares Voted Shares Voted  Shares Voted
                                                                                  For        Against       Abstain
---------------------------------------------------------------------------------------------------------------------
 3.     To elect to the Fund's Board of Directors                              9,979,003        0           48,982
        Clifford E. Lai:

---------------------------------------------------------------------------------------------------------------------
                                                                             Shares Voted Shares Voted  Shares Voted
                                                                                  For        Against       Abstain
---------------------------------------------------------------------------------------------------------------------
 4.     To select PricewaterhouseCoopers LLP as the independent auditors:      9,924,233      23,482        80,270

---------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Information Concerning Directors and Officers (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers  of The Hyperion Strategic Mortgage Income Fund,
Inc.(the "Fund").


                          Position(s) Held with                                                              Number of
                          Fund and Term of                                                                   Portfolios in Fund
Name, Address             Office and Length of       Principal Occupation(s) During Past 5 Years and         Complex Overseen
and Age                   Time Served                Other Directorships Held by Director                    by Director
----------------------------------------------------------------------------------------------------------------------

Disinterested Director
Class I to serve until 2006 Annual Meeting of Stockholders:

--------------------------
Robert F. Birch           Director, Member of The    Director  and/or Trustee of several  investment         5
   c/o One Liberty Plaza  Audit Committee, Member    companies    advised   by   Hyperion    Capital
   36th Floor             of Nominating and          Management,      Inc.      (the      "Advisor")
   New York, NY           Compensation Committee     (1989-Present);  Chairman  and  President,  New
   10006-1404             and Member of Executive    America High Income Fund (1992-Present);
                          Committee                  Chairman of the Board and Co-Founder,  The  China
                                                     Business  Group,  Inc.(1996-Present);  Director,
                                                     Brandywine Funds (3) (2001 to Present).


  Age 68                  Elected for Three-Year
                          Term

                          Director since June
                          2002

Disinterested Directors
Class II to serve until 2007 Annual Meeting of Stockholders:


Rodman L. Drake           Chairman                   Chairman (since  2003) and Director  and/or            3
 c/o One Liberty Plaza    Elected December 9,        Trustee of  several  investment companies  (3)
 36th Floor               2003                       advised by Hyperion  Capital  Management,  Inc.
 New York, NY                                        (the "Advisor")  (1989-  Present);  Co-Founder,
 10006-1404                                          Baringo Capital LLC (2002- Present);  Director,
                          Director, Member of the    Animal Medical Center (2002-Present);
                          Audit Committee,           Director,  Hotelevision,  Inc. (1999-Present);
Age 61                    Chairman of Nominating     Director, Parsons Brinckerhoff, Inc.
                          and Compensation           (1995-Present);   Director, Absolute  Quality
                          Committee                  Inc.(2000-Present); Trustee  of  Excelsior
                                                     Funds (33) (1994-Present); President,
                                                     Continuation Investments Group Inc.
                          Elected for Three-Year     (1997-2001).
                          Term

                          Director since June
                          2002

Harry E. Petersen, Jr.    Director, Member of the    Director and/or Trustee of several  investment         3
 c/o One Liberty Plaza    Audit Committee, Member    companies (3) advised  by  Hyperion   Capital
 36th Floor               of Nominating and          Management, Inc. (the "Advisor")
 New York, NY             Compensation Committee,    (1992-Present); Senior Consultant    to
 10006-1404               Member of Executive        Cornerstone Equity Advisors, Inc. (1998-2001).
                          Committee

Age 79
                          Elected for Three-Year
                          Term

                          Director since June
                          2002

------------------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Information Concerning Directors and Officers (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                          Position(s) Held with                                                              Number of
                          Fund and Term of                                                                   Portfolios in Fund
Name, Address             Office and Length of       Principal Occupation(s) During Past 5 Years and         Complex Overseen
and Age                   Time Served                Other Directorships Held by Director                    by Director
----------------------------------------------------------------------------------------------------------------------

Disinterested Director
--------------------------
Class III to serve until 2005 Annual Meeting of Stockholders:

Leo M. Walsh, Jr.         Director, Chairman of      Director  and/or Trustee of several  investment         5
 c/o One Liberty Plaza    the Audit Committee,       companies  (3)  advised  by  Hyperion   Capital
 36th Floor               Member of Nominating       Management, Inc. (the "Advisor") (1989-Present);
 New York, NY             and Compensation           Financial Consultant for Medco Health Solutions,  Inc.
   10006-1404             Committee                  (formerly,  Merck-Medco Managed Care LLC) (1994-Present).
Age 71
                          Elected for Three-Year
                          Term

                          Director since June
                          2002

Interested Director
Class III to serve until 2005 Annual Meeting of Stockholders:

Clifford E. Lai(1)        Director,                  President  (November  1998-Present)  and  Chief         5
   c/o One Liberty Plaza                             Investment  Officer   (1993-2002)  of  Hyperion
   36th Floor             Elected until 2005         Capital   Management,   Inc.  (the  "Investment
   New York, NY           Since December 2003        Advisor");   Co-  Chairman  (2003-Present)  and
   10006-1404                                        Board    of    Managers    (1995-Present)    of
                                                     Hyperion-GMAC  Capital Advisors,  LLC (formerly
                          President                  Lend Lease  Hyperion  Capital  Advisors,  LLC);
                          Elected Annually           President  of  several   investment   companies
Age 51                    Since June 2002            advised by the Advisor (1995-Present).













----------
(1) Mr. Lai is an "interested person" as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") because of affiliations with Hyperion
    Capital Management, Inc., the Fund's advisor. As a result of his service with the Advisor and certain affiliations with the Advisor as described below, the Fund considers Mr. Lai to be an "interested person" of the Fund within the meaning of Section 2(a)(19) of the 1940 Act.


----------------------------------------------------------------------------------------------------------------------------------
THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Information Concerning Directors and Officers (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------

Officers of the Fund

                              Position(s)          Term of Office and     Principal Occupation(s)
Name, Address and Age         Held with Fund       Length of Time Served  During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Clifford E. Lai               President            Elected Annually       Please see "Information Concerning Directors."
  c/o One Liberty Plaza                            Since June 2002
  36th Floor
  New York, NY
  10006-1404

  Age 51

John Dolan                    Vice President       Elected Annually       Chief  Investment   Strategist   (1998-Present) and Chief
 c/o One Liberty Plaza                             Since June 2002        Investment   Officer  (since  2002)of  Hyperion Capital
 36th Floor                                                               Management.
 New York, NY
 10006-1404
  New York, NY
  10006-1404

  Age 50

Patricia A. Sloan             Vice President       Elected Annually       Consultant of Ranieri & Co., Inc. (2000-Present).Formerly
  c/o One Liberty Plaza                            Since June 2002        Secretary,  Director  and/or Trustee of severalinvestment
  36th Floor                                                              companies  advised by  Hyperion  Capital  Management,Inc.
  New York, NY                                                            (1989-2002).
  10006-1404


  Age 60

Thomas F. Doodian             Treasurer            Elected Annually       Managing Director, Chief Operating Officer (1998-
  c/o One Liberty Plaza                            Since June 2002        Present) and Director of Finance and  Operations,Hyperion
  36th Floor                                                              Capital Management, Inc. (July 1995-Present);Treasurer of
  New York, NY                                                            several  investment  companies  advised by Hyperion
  10006-1404                                                              Capital Management, Inc. (February 1998-Present).



  Age 45

Joseph Tropeano               Secretary            Elected Annually       Director   and   Compliance   Officer,  Hyperion Capital
 c/o One Liberty Plaza                             Since June 2002        Management,Inc. (1993-Present); Secretary and Compliance
 36th Floor                                                               Officer  of  several   investment companies   advised  by
 New York, NY                                                             Hyperion   Capital   Management, Inc.  (1994-   Present);
 10006-1404                                                               Secretary and  Compliance  Officer,Hyperion- GMAC Capital
                                                                          Advisors, LLC (1995-Present).

  Age 42





The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

-------------------------------------------------------------------------------

                           DIVIDEND REINVESTMENT PLAN

-------------------------------------------------------------------------------

A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent") in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.


INVESTMENT ADVISOR AND ADMINISTRATOR                              TRANSFER AGENT

HYPERION CAPITAL MANAGEMENT, INC.                                 AMERICAN STOCK TRANSFER & TRUST
One Liberty Plaza                                                 COMPANY
165 Broadway, 36th Floor                                          Investor Relations Department
New York, New York 10006-1404                                     59 Maiden Lane
For General Information about the Trust:                          New York, NY 10038
(800) HYPERION                                                    For Shareholder Services:
                                                                  (800) 937-5449

SUB-ADVISOR                                                       INDEPENDENT AUDITORS

HYPERION GMAC CAPITAL ADVISORS, LLC                               PRICEWATERHOUSECOOPERS LLP
One Liberty Plaza                                                 1177 Avenue of the Americas
165 Broadway, 36th Floor                                          New York, New York 10036
New York, New York 10006-1404

SUB-ADMINISTRATOR                                                 LEGAL COUNSEL

STATE STREET BANK and TRUST COMPANY                               SULLIVAN & WORCESTER LLP
225 Franklin Street                                               1666 K Street, N.W.
Boston, Massachusetts 02116                                       Washington, D.C. 20006

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET BANK and TRUST COMPANY
225 Franklin Street
Boston, Massachusetts 02116


Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares in the open market at prevailing market prices.

Quarterly Portfolio Schedule: No later than October 29, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the third quarter of 2004 on Form N-Q. The Fund will thereafter file Form N-Q for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Fund's website at http://www.hyperioncapital.com.

-------------------------------------------------------------------------------
Officers & Directors

-------------------------------------------------------------------------------

       Rodman L. Drake*
       Chairman

       Robert F. Birch*
       Director

       Leo M. Walsh, Jr.*
       Director

       Harry E. Petersen, Jr.*
       Director

       Clifford E. Lai
       Director and President

       Patricia A. Sloan
       Vice President

       John Dolan
       Vice President

       Thomas F. Doodian
       Treasurer

       Joseph Tropeano
       Secretary

       ----------

       * Audit Committee Members





-------------------------------------------------

                               [GRAPHIC OMITTED]

The financial information included herein is taken from records of the Fund without audit by the Fund's independent auditors, who do not express an opinion thereon.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

                         The Hyperion Strategic Mortgage
                                Income Fund, Inc.
                                One Liberty Plaza
                            165 Broadway, 36th Floor
                             New York, NY 10006-1404

Item 2. Code of Ethics.

     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the "Code"). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant's Code will be provided upon request to any person without charge by contacting Joseph Tropeano at 1-800-HYPERION or by writing to Mr. Tropeano at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.

Item 3. Audit Committee Financial Expert.

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee, and his name is Rodman L. Drake. Mr. Drake is independent.

Item 4. Principal Accountant Fees and Services.

         Not applicable.

Item 5. Audit Committee of Listed Registrants.

     The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Registrant's Audit Committee members include Leo M. Walsh, Jr., Rodman L. Drake, Robert F. Birch and Harry E. Petersen, Jr.

Item 6. Schedule of Investments

         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8.

     Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 10. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

     (b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) None.

     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

     (3) None.

     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.


By: /s/ Clifford E. Lai
        __________________
        Clifford E. Lai
        Principal Executive Officer

Date:  August 6, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Clifford E. Lai
        ___________________
        Clifford E. Lai
        Principal Executive Officer

Date:  August 6, 2004

By: /s/ Thomas F. Doodian
        _____________________
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  August 6, 2004